Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 30, 2022 CNY (¥)	Dec. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 CNY (¥)	Jan. 01, 2021 CNY (¥)	Jan. 01, 2020 CNY (¥)
Summary of Significant Accounting Policies (Details) [Line Items]
Net loss operations	¥ (97,838,000)	$ (14,185)			¥ (264,241,000)	¥ (280,462,000)
Operating activities amount (in Dollars) | $		14,185
Operating activities amount	161,252,000	23,379
Working Capital	75,655,000	$ 10,971
Accumulated deficits	9,139,527,000						$ (1,325,107,000)
Net assets decreased	¥ 800,000,000
Gross profit percentage	59.50%	59.50%			54.10%
Cash and cash equivalents	¥ 131,908,000						19,125
Aggregate percentage					26.82%
Total assets liabilities, percentage					94.74%
Translation fees			¥ 6,897.2000	$ 1
Revenues from course fees	10,184,000				¥ 61,534,000	15,691,000
Deferred revenue	¥ 33,508,000				76,380,000		4,858
Transaction price	33,508	33,508
Advertising expenditures	¥ 496,000				3,217,000	2,436,000
Value added taxes percentage	6.00%	6.00%
Providing services percentage	13.00%	13.00%
Income tax position percentage	50.00%	50.00%
Government subsidies	¥ 33,000					¥ 366,000
Other government subsidies	18,000				55,000
Cash in bank and cash deposited	¥ 127,317,000				¥ 27,949,000		$ 18,549
Net revenue percentage					10.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total assets liabilities, percentage	82.50%						82.50%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total assets liabilities, percentage	99.76%						99.76%
Revenue [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Deferred revenue								¥ 76,380,000	¥ 179,189,000	¥ 110,244,000
GOE HK [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net assets decreased	¥ 76,600,000,000